Business acquisitions and equity investment transactions (Tables)	12 Months Ended
Dec. 31, 2015
Business Acquisition [Line Items]
Schedule of Pro Forma Information

The pro forma adjustments are based upon available information and certain assumptions that management believes are reasonable.

	For the year ended December 31,
	2014 (unaudited)	2015 (unaudited)
	US$	US$
Pro forma total revenues	464,669	835,982
Pro forma net loss	(96,917)	(543,569)

Schedule of Condensed Financial Information From Gangi
For the period from November 27 to December 31, 2015
US$
Operating data:
Total revenues	51
Gross profit	(86)
Loss from operations	(10,856)
Net loss	(10,562)

As of December 31, 2015
US$
Balance sheets data:
Current assets	233,665
Non-current assets	83,303
Current liabilities	25,452
Mezzanine equity	300,000
Total shareholders’ deficit	(8,484)

Anjuke Inc. ("Anjuke") [Member]
Business Acquisition [Line Items]
Schedule of Allocation of Purchase Price

The allocation of the purchase price is as follows:

	Amounts
	US$	Amortization Years

Net assets acquired	6,446
Amortizable intangible assets:
Domain names and trademarks	27,356	10
Technology	9,702	5
Customer relationship	2,386	2
Goodwill	218,126
Deferred tax liabilities	(9,861)
Total	254,155

Total purchase price comprised of
-Cash consideration	160,198
-Equity consideration	93,957
Total	254,155

Falcon View Technology ("Ganji") [Member]
Business Acquisition [Line Items]
Schedule of Allocation of Purchase Price

The allocation of the purchase price is as follows:

	Amounts	Amortization
	US$	Years

Net assets acquired	12,848
Amortizable intangible assets:
Domain names and trademarks	234,700	9.4
Technology	24,300	4.4
Mezzanine classified noncontrolling interest	(14,140)
Goodwill	2,611,053
Deferred tax liabilities	(64,750)
Total	2,804,011

Total purchase price comprised of
-Cash consideration	457,640
-Equity consideration	1,161,657
-Fair value of previously held equity interests	1,184,714
Total	2,804,011

Schedule of Condensed Financial Information From Gangi

For the period from April 20 to August 6, 2015
US$
Operating data:
Revenues	52,400
Gross profit	47,507
Loss from operations	(329,014)
Net loss	(328,076)
Net loss attributable to Ganji’s shareholders	(327,688)

As of August 6, 2015
US$
Balance sheets data:
Current assets	170,558
Non-current assets	264,502
Current liabilities	165,459
Non-current liabilities	64,211
Mezzanine equity	4,926
Total shareholders’ equity	200,464

(ii) Investment in private equity funds which invested in Ganji

Other Acquisitions [Member]
Business Acquisition [Line Items]
Schedule of Allocation of Purchase Price

The allocation of the purchase price of all the other acquisitions is summarized below:

	Amounts	Amortization
	US$	Years

Net assets acquired	25,495
Amortizable intangible assets:
Domain names and trademarks	8,485	9-10
Technology	853	4-5
Customer relationship	1,674	2-3
Goodwill	28,582
Deferred tax liabilities	(1,145)
Bargain purchase gain	(1,650)
Less noncontrolling interest	(7,551)
Total consideration in cash	54,743